Trade receivables	12 Months Ended
Mar. 28, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables

	March 28, 2021	March 29, 2020
	$	$
Trade accounts receivable	21.9	26.9
Credit card receivables	2.1	2.1
Government grant receivable	4.4	—
Other receivables	14.3	5.1
	42.7	34.1
Less: expected credit loss and sales allowances	(1.8)	(1.8)
Trade receivables, net	40.9	32.3
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 28, 2021			March 29, 2020
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.5)	(1.3)	(1.8)	(0.4)	(0.5)	(0.9)
Losses recognized	(0.1)	(2.4)	(2.5)	(0.2)	(2.8)	(3.0)
Amounts settled or written off during the year	0.1	2.4	2.5	0.1	2.0	2.1
Balance at the end of the year	(0.5)	(1.3)	(1.8)	(0.5)	(1.3)	(1.8)